Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX SELECT RECEIVABLES TRUST
SERIES 2026-B

Collection Period	07/01/26-07/31/26
Determination Date	8/10/2026
Distribution Date	8/17/2026

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-288943-06.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$606,660,462.96
2.	Collections allocable to Principal		$15,861,774.50
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$151,672.17
5.	Pool Balance on the close of the last day of the related Collection Period		$590,647,016.29
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		30,967
7.	Initial Pool Balance		$621,762,247.08
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$70,386,378.22	$49,529,412.67
	b. Class A-2 Note Balance	$170,285,000.00	$170,285,000.00
	c. Class A-3 Note Balance	$170,285,000.00	$170,285,000.00
	d. Class B Note Balance	$40,410,000.00	$40,410,000.00
	e. Class C Note Balance	$55,960,000.00	$55,960,000.00
	f. Class D Note Balance	$48,190,000.00	$48,190,000.00
	g. Class E Note Balance	$24,870,000.00	$24,870,000.00
	h. Note Balance (sum a - g)	$580,386,378.22	$559,529,412.67
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.7820709	0.5503268
	b. Class A-2 Note Pool Factor	1.0000000	1.0000000
	c. Class A-3 Note Pool Factor	1.0000000	1.0000000
	d. Class B Note Pool Factor	1.0000000	1.0000000
	e. Class C Note Pool Factor	1.0000000	1.0000000
	f. Class D Note Pool Factor	1.0000000	1.0000000
	g. Class E Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.9673106	0.9325490
10.	Overcollateralization Target Amount		$59,064,701.63
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$31,117,603.62
12.	Weighted Average Coupon		16.36%
13.	Weighted Average Original Term	months	70.15
14.	Weighted Average Remaining Term	months	61.79
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$8,267,041.80
	b. Liquidation Proceeds allocable to Finance Charge		$0.00
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$8,267,041.80
16.	Principal:
	a. Collections allocable to Principal		$15,861,774.50
	b. Liquidation Proceeds allocable to Principal		$116,207.69
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$15,977,982.19
17.	Total Finance Charge and Principal Collections (15d + 16d)		$24,245,023.99
18.	Interest Income from Collection Account		$57,761.68
19.	Simple Interest Advances		$0.00
20.	Available Collections (Ln17 + 18 + 19)		$24,302,785.67

Available Funds
21.	Available Collections	$24,302,785.67
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$24,302,785.67
Application of Available Funds
24.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$1,137,488.37
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$1,137,488.37
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$259,373.80
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$259,373.80
	e. Class A-2 Monthly Interest	$617,283.13
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$617,283.13
	i. Class A-3 Monthly Interest	$658,435.33
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$658,435.33
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$164,334.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$164,334.00
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$242,027.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$242,027.00
32.	Tertiary Principal Distributable Amount	$0.00
33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$232,918.33
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$232,918.33

34.	Quaternary Principal Distributable Amount	$0.00
35.	Class E Noteholder Interest Amount
	a. Class E Monthly Interest	$152,536.00
	b. Additional Note Interest related to Class E Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class E Monthly Interest	$0.00
	d. Total Class E Note Interest (sum a - c)	$152,536.00

36.	Quinary Principal Distributable Amount	$0.00
37.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 36))	$3,464,395.96
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$48,804,063.56
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$8,267,041.80
	b. Total Daily Deposits of Principal Collections	$15,977,982.19
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$57,761.68
	e. Total Deposits to Collection Account (sum a - d)	$24,302,785.67
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$1,137,488.37
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$23,165,297.30
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$0.00
	f. Total Withdrawals from Collection Account (sum a - e)	$24,302,785.67
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$259,373.80
	b. Class A-2 Interest Distribution	$617,283.13
	c. Class A-3 Interest Distribution	$658,435.33
	d. Class B Interest Distribution	$164,334.00
	e. Class C Interest Distribution	$242,027.00
	f. Class D Interest Distribution	$232,918.33
	g. Class E Interest Distribution	$152,536.00
	h. Class A-1 Principal Distribution	$20,856,965.55
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$0.00
	k. Class B Principal Distribution	$0.00
	l. Class C Principal Distribution	$0.00
	m. Class D Principal Distribution	$0.00
	n. Class E Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$23,183,873.14
46.	Withdrawals
	a. Class A-1 Distribution	$21,116,339.35
	b. Class A-2 Distribution	$617,283.13
	d. Class A-3 Distribution	$658,435.33
	e. Class B Distribution	$164,334.00
	f. Class C Distribution	$242,027.00
	g. Class D Distribution	$232,918.33
	h. Class E Distribution	$152,536.00
	i. Total Withdrawals from Note Payment Account (sum a - g)	$23,183,873.14

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$0.00
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$0.00
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$6,217,622.47
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$6,217,622.47
51.	Investment Earnings	$18,575.84
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$6,236,198.31
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$18,575.84
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Certificateholders if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$0.00
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$6,217,622.47
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$1,137,488.37
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$23,165,297.30
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$0.00
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$18,575.84
	b. the Certificateholders, if no unfunded Regular Principal distributable amount exists	$0.00
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$21,116,339.35
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$617,283.13
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$658,435.33
68.	Amount to be paid to Class B Noteholders from the Note Payment Account	$164,334.00
69.	Amount to be paid to Class C Noteholders from the Note Payment Account	$242,027.00
70.	Amount to be paid to Class D Noteholders from the Note Payment Account	$242,027.00
71.	Amount to be paid to Class E Noteholders from the Note Payment Account	$152,536.00
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$0.00

Delinquency Activity
		Number of Loans	Principal Balance
73.	Delinquency Analysis
	a. 31 to 60 days past due	1,341	$25,202,363.09
	b. 61 to 90 days past due	285	$5,668,388.31
	c. 91 to 120 days past due	3	$86,275.90
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,629	$30,957,027.30
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 73e / Ln 5)		5.2412%

74.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

75.	Defaulted Receivables (charge-offs)	5	$151,672.17
76.	Recoveries	6	$116,207.69
77.	Net Losses (Ln 75 - Ln 76)		$35,464.48
78.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 77 / Ln 1)		0.0058%

Cumulative Loss Activity
		Number of Loans	Principal Balance

79.	Defaulted Receivables (charge-offs)	7	$159,835.04
80.	Recoveries	6	$116,207.69
81.	Cumulative Net Losses (Ln 79 - Ln 80)		$43,627.35
82.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 81 / Ln 7)		0.0070%
83.	Average Net Loss on Defaulted Receivables		$6,232.48

Other Servicing Information

84.	Principal Balance of Receivables extended during the Collection Period		$3,966,140.15
85.	Pool Balance on the close of the last day of the preceding Collection Period		$606,660,462.96
86.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		0.65%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on August 10, 2026

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer